Schedule of Lease Obligations (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financing Lease Obligations
Lease obligations	$ 3,087,178	$ 2,352,878	$ 2,400,565	$ 3,790,147
Less current portion	(1,532,320)	(1,426,425)	(1,416,446)
Long-term portion	$ 1,554,858	$ 926,453	$ 984,119